SUBSEQUENT EVENTS - Additional Information (Detail) - USD ($) $ / shares in Units, $ in Thousands		1 Months Ended	6 Months Ended	9 Months Ended
	Dec. 01, 2022	Jul. 31, 2022	Jun. 30, 2022	Sep. 30, 2022	Sep. 30, 2021
Subsequent Event [Line Items]
Proceeds from promissory notes				$ 8,000	$ 0
Promissory Notes [Member]
Subsequent Event [Line Items]
Debt Conversion, Converted Instrument, Warrants or Options Issued			31,024
Class of Warrant or Right, Exercise Price of Warrants or Rights			$ 0.01
Proceeds from promissory notes			$ 7,000
Maximum [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument interest rate terms			3.50
Minimum [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument interest rate terms			7.75
Subsequent Event [Member] | Mod Cloth [Member] | Inventory Financing Arrangement [Member]
Subsequent Event [Line Items]
Repayment of loan inventory financing arrangement	$ 1,000
Subsequent Event [Member] | Investments in Majority-owned Subsidiaries [Member] | Mod Cloth [Member]
Subsequent Event [Line Items]
Investments in and advances to affiliates, balance, principal amount	1,500
Subsequent Event [Member] | Nogin Inc [Member] | Mod Cloth [Member] | Inventory Financing Arrangement [Member]
Subsequent Event [Line Items]
Repayment of loan inventory financing arrangement	1,000
Subsequent Event [Member] | Nogin Inc [Member] | Investments in Majority-owned Subsidiaries [Member] | Mod Cloth [Member]
Subsequent Event [Line Items]
Investments in and advances to affiliates, balance, principal amount	$ 1,500
Subsequent Event [Member] | Nogin Inc [Member] | Line of Credit [Member]
Subsequent Event [Line Items]
Line Of Credit Facility Maximum Borrowing Capacity		$ 3,000
Subsequent Event [Member] | Nogin Inc [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument maturity date description			May 2023
Debt Conversion, Converted Instrument, Warrants or Options Issued		13,343	31,024
Class of Warrant or Right, Exercise Price of Warrants or Rights		$ 0.01	$ 0.01
Proceeds from promissory notes		$ 3,000	$ 7,000
Subsequent Event [Member] | Nogin Inc [Member] | Maximum [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument interest rate terms		3.5	3.5
Subsequent Event [Member] | Nogin Inc [Member] | Minimum [Member] | Promissory Notes [Member]
Subsequent Event [Line Items]
Debt instrument interest rate terms		7.75	7.75